Accrued Expenses and Other Current Liabilities	12 Months Ended
Mar. 31, 2024
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Note 11 - ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of March 31, 2024	As of March 31, 2023
	USD	USD
Accrued payroll and benefits	1,092,629	588,342
Professional fees, other payable and accrued expenses	2,733	245,340
Interest payable	9,450	105,085
	1,104,812	938,767